Segment Information (Operating Revenues by Service and Products) (Details) (USD $)	3 Months Ended						12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended						6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014 Successor [Member]	Dec. 31, 2013 Successor [Member]	Sep. 30, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 30, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Mar. 31, 2014 Successor [Member] Services [Member]	Dec. 31, 2013 Successor [Member] Services [Member]	Mar. 31, 2014 Successor [Member] Equipment [Member]	Dec. 31, 2013 Successor [Member] Equipment [Member]	Mar. 31, 2014 Successor [Member] Voice [Member]	Dec. 31, 2013 Successor [Member] Voice [Member]	Mar. 31, 2014 Successor [Member] Data [Member]	Dec. 31, 2013 Successor [Member] Data [Member]	Mar. 31, 2014 Successor [Member] Internet [Member]	Dec. 31, 2013 Successor [Member] Internet [Member]	Mar. 31, 2014 Successor [Member] Other Products or Services [Member]	Dec. 31, 2013 Successor [Member] Other Products or Services [Member]	Mar. 31, 2014 Successor [Member] Wireless [Member]	Mar. 31, 2013 Successor [Member] Wireless [Member]	Dec. 30, 2012 Successor [Member] Wireless [Member]	Dec. 31, 2013 Successor [Member] Wireless [Member]	Mar. 31, 2014 Successor [Member] Wireless [Member] Services [Member]	Dec. 31, 2013 Successor [Member] Wireless [Member] Services [Member]	Mar. 31, 2014 Successor [Member] Wireless [Member] Equipment [Member]	Dec. 31, 2013 Successor [Member] Wireless [Member] Equipment [Member]	Mar. 31, 2014 Successor [Member] Wireless [Member] Voice [Member]	Dec. 31, 2013 Successor [Member] Wireless [Member] Voice [Member]	Mar. 31, 2014 Successor [Member] Wireless [Member] Data [Member]	Dec. 31, 2013 Successor [Member] Wireless [Member] Data [Member]	Mar. 31, 2014 Successor [Member] Wireless [Member] Internet [Member]	Dec. 31, 2013 Successor [Member] Wireless [Member] Internet [Member]	Mar. 31, 2014 Successor [Member] Wireless [Member] Other Products or Services [Member]	Dec. 31, 2013 Successor [Member] Wireless [Member] Other Products or Services [Member]	Mar. 31, 2014 Successor [Member] Wireline [Member]	Mar. 31, 2013 Successor [Member] Wireline [Member]	Dec. 30, 2012 Successor [Member] Wireline [Member]	Dec. 31, 2013 Successor [Member] Wireline [Member]	Mar. 31, 2014 Successor [Member] Wireline [Member] Services [Member]	Dec. 31, 2013 Successor [Member] Wireline [Member] Services [Member]	Mar. 31, 2014 Successor [Member] Wireline [Member] Equipment [Member]	Dec. 31, 2013 Successor [Member] Wireline [Member] Equipment [Member]	Mar. 31, 2014 Successor [Member] Wireline [Member] Voice [Member]	Dec. 31, 2013 Successor [Member] Wireline [Member] Voice [Member]	Mar. 31, 2014 Successor [Member] Wireline [Member] Data [Member]	Dec. 31, 2013 Successor [Member] Wireline [Member] Data [Member]	Mar. 31, 2014 Successor [Member] Wireline [Member] Internet [Member]	Dec. 31, 2013 Successor [Member] Wireline [Member] Internet [Member]	Mar. 31, 2014 Successor [Member] Wireline [Member] Other Products or Services [Member]	Dec. 31, 2013 Successor [Member] Wireline [Member] Other Products or Services [Member]	Mar. 31, 2014 Successor [Member] Corporate, Other And Eliminations [Member]		Mar. 31, 2013 Successor [Member] Corporate, Other And Eliminations [Member]	Dec. 30, 2012 Successor [Member] Corporate, Other And Eliminations [Member]	Dec. 31, 2013 Successor [Member] Corporate, Other And Eliminations [Member]	Mar. 31, 2014 Successor [Member] Corporate, Other And Eliminations [Member] Services [Member]	Dec. 31, 2013 Successor [Member] Corporate, Other And Eliminations [Member] Services [Member]	Mar. 31, 2014 Successor [Member] Corporate, Other And Eliminations [Member] Equipment [Member]	Dec. 31, 2013 Successor [Member] Corporate, Other And Eliminations [Member] Equipment [Member]	Mar. 31, 2014 Successor [Member] Corporate, Other And Eliminations [Member] Voice [Member]	Dec. 31, 2013 Successor [Member] Corporate, Other And Eliminations [Member] Voice [Member]	Mar. 31, 2014 Successor [Member] Corporate, Other And Eliminations [Member] Data [Member]	Dec. 31, 2013 Successor [Member] Corporate, Other And Eliminations [Member] Data [Member]	Mar. 31, 2014 Successor [Member] Corporate, Other And Eliminations [Member] Internet [Member]	Dec. 31, 2013 Successor [Member] Corporate, Other And Eliminations [Member] Internet [Member]	Mar. 31, 2014 Successor [Member] Corporate, Other And Eliminations [Member] Other Products or Services [Member]	Dec. 31, 2013 Successor [Member] Corporate, Other And Eliminations [Member] Other Products or Services [Member]	Jul. 10, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Mar. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Mar. 31, 2012 Predecessor [Member]	Jul. 10, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Mar. 31, 2013 Predecessor [Member] Services [Member]	Jul. 10, 2013 Predecessor [Member] Services [Member]	Dec. 31, 2012 Predecessor [Member] Services [Member]		Dec. 31, 2011 Predecessor [Member] Services [Member]	Mar. 31, 2013 Predecessor [Member] Equipment [Member]	Jul. 10, 2013 Predecessor [Member] Equipment [Member]	Dec. 31, 2012 Predecessor [Member] Equipment [Member]	Dec. 31, 2011 Predecessor [Member] Equipment [Member]	Mar. 31, 2013 Predecessor [Member] Voice [Member]	Jul. 10, 2013 Predecessor [Member] Voice [Member]	Dec. 31, 2012 Predecessor [Member] Voice [Member]	Dec. 31, 2011 Predecessor [Member] Voice [Member]	Mar. 31, 2013 Predecessor [Member] Data [Member]	Jul. 10, 2013 Predecessor [Member] Data [Member]	Dec. 31, 2012 Predecessor [Member] Data [Member]	Dec. 31, 2011 Predecessor [Member] Data [Member]	Mar. 31, 2013 Predecessor [Member] Internet [Member]	Jul. 10, 2013 Predecessor [Member] Internet [Member]	Dec. 31, 2012 Predecessor [Member] Internet [Member]	Dec. 31, 2011 Predecessor [Member] Internet [Member]	Mar. 31, 2013 Predecessor [Member] Other Products or Services [Member]	Jul. 10, 2013 Predecessor [Member] Other Products or Services [Member]	Dec. 31, 2012 Predecessor [Member] Other Products or Services [Member]	Dec. 31, 2011 Predecessor [Member] Other Products or Services [Member]	Mar. 31, 2013 Predecessor [Member] Wireless [Member]	Jul. 10, 2013 Predecessor [Member] Wireless [Member]	Dec. 31, 2012 Predecessor [Member] Wireless [Member]	Dec. 31, 2011 Predecessor [Member] Wireless [Member]	Mar. 31, 2013 Predecessor [Member] Wireless [Member] Services [Member]	Jul. 10, 2013 Predecessor [Member] Wireless [Member] Services [Member]	Dec. 31, 2012 Predecessor [Member] Wireless [Member] Services [Member]		Dec. 31, 2011 Predecessor [Member] Wireless [Member] Services [Member]	Mar. 31, 2013 Predecessor [Member] Wireless [Member] Equipment [Member]	Jul. 10, 2013 Predecessor [Member] Wireless [Member] Equipment [Member]	Dec. 31, 2012 Predecessor [Member] Wireless [Member] Equipment [Member]	Dec. 31, 2011 Predecessor [Member] Wireless [Member] Equipment [Member]	Mar. 31, 2013 Predecessor [Member] Wireless [Member] Voice [Member]	Jul. 10, 2013 Predecessor [Member] Wireless [Member] Voice [Member]	Dec. 31, 2012 Predecessor [Member] Wireless [Member] Voice [Member]	Dec. 31, 2011 Predecessor [Member] Wireless [Member] Voice [Member]	Mar. 31, 2013 Predecessor [Member] Wireless [Member] Data [Member]	Jul. 10, 2013 Predecessor [Member] Wireless [Member] Data [Member]	Dec. 31, 2012 Predecessor [Member] Wireless [Member] Data [Member]	Dec. 31, 2011 Predecessor [Member] Wireless [Member] Data [Member]	Mar. 31, 2013 Predecessor [Member] Wireless [Member] Internet [Member]	Jul. 10, 2013 Predecessor [Member] Wireless [Member] Internet [Member]	Dec. 31, 2012 Predecessor [Member] Wireless [Member] Internet [Member]	Dec. 31, 2011 Predecessor [Member] Wireless [Member] Internet [Member]	Mar. 31, 2013 Predecessor [Member] Wireless [Member] Other Products or Services [Member]	Jul. 10, 2013 Predecessor [Member] Wireless [Member] Other Products or Services [Member]	Dec. 31, 2012 Predecessor [Member] Wireless [Member] Other Products or Services [Member]	Dec. 31, 2011 Predecessor [Member] Wireless [Member] Other Products or Services [Member]	Mar. 31, 2013 Predecessor [Member] Wireline [Member]	Jul. 10, 2013 Predecessor [Member] Wireline [Member]	Dec. 31, 2012 Predecessor [Member] Wireline [Member]	Dec. 31, 2011 Predecessor [Member] Wireline [Member]	Mar. 31, 2013 Predecessor [Member] Wireline [Member] Services [Member]	Jul. 10, 2013 Predecessor [Member] Wireline [Member] Services [Member]	Dec. 31, 2012 Predecessor [Member] Wireline [Member] Services [Member]		Dec. 31, 2011 Predecessor [Member] Wireline [Member] Services [Member]	Mar. 31, 2013 Predecessor [Member] Wireline [Member] Equipment [Member]	Jul. 10, 2013 Predecessor [Member] Wireline [Member] Equipment [Member]	Dec. 31, 2012 Predecessor [Member] Wireline [Member] Equipment [Member]	Dec. 31, 2011 Predecessor [Member] Wireline [Member] Equipment [Member]	Mar. 31, 2013 Predecessor [Member] Wireline [Member] Voice [Member]	Jul. 10, 2013 Predecessor [Member] Wireline [Member] Voice [Member]	Dec. 31, 2012 Predecessor [Member] Wireline [Member] Voice [Member]	Dec. 31, 2011 Predecessor [Member] Wireline [Member] Voice [Member]	Mar. 31, 2013 Predecessor [Member] Wireline [Member] Data [Member]	Jul. 10, 2013 Predecessor [Member] Wireline [Member] Data [Member]	Dec. 31, 2012 Predecessor [Member] Wireline [Member] Data [Member]	Dec. 31, 2011 Predecessor [Member] Wireline [Member] Data [Member]	Mar. 31, 2013 Predecessor [Member] Wireline [Member] Internet [Member]	Jul. 10, 2013 Predecessor [Member] Wireline [Member] Internet [Member]	Dec. 31, 2012 Predecessor [Member] Wireline [Member] Internet [Member]	Dec. 31, 2011 Predecessor [Member] Wireline [Member] Internet [Member]	Mar. 31, 2013 Predecessor [Member] Wireline [Member] Other Products or Services [Member]	Jul. 10, 2013 Predecessor [Member] Wireline [Member] Other Products or Services [Member]	Dec. 31, 2012 Predecessor [Member] Wireline [Member] Other Products or Services [Member]	Dec. 31, 2011 Predecessor [Member] Wireline [Member] Other Products or Services [Member]	Mar. 31, 2013 Predecessor [Member] Corporate, Other And Eliminations [Member]	Jul. 10, 2013 Predecessor [Member] Corporate, Other And Eliminations [Member]	Dec. 31, 2012 Predecessor [Member] Corporate, Other And Eliminations [Member]		Dec. 31, 2011 Predecessor [Member] Corporate, Other And Eliminations [Member]		Mar. 31, 2013 Predecessor [Member] Corporate, Other And Eliminations [Member] Services [Member]	Jul. 10, 2013 Predecessor [Member] Corporate, Other And Eliminations [Member] Services [Member]	Dec. 31, 2012 Predecessor [Member] Corporate, Other And Eliminations [Member] Services [Member]		Dec. 31, 2011 Predecessor [Member] Corporate, Other And Eliminations [Member] Services [Member]		Mar. 31, 2013 Predecessor [Member] Corporate, Other And Eliminations [Member] Equipment [Member]	Jul. 10, 2013 Predecessor [Member] Corporate, Other And Eliminations [Member] Equipment [Member]	Dec. 31, 2012 Predecessor [Member] Corporate, Other And Eliminations [Member] Equipment [Member]		Dec. 31, 2011 Predecessor [Member] Corporate, Other And Eliminations [Member] Equipment [Member]		Mar. 31, 2013 Predecessor [Member] Corporate, Other And Eliminations [Member] Voice [Member]	Jul. 10, 2013 Predecessor [Member] Corporate, Other And Eliminations [Member] Voice [Member]	Dec. 31, 2012 Predecessor [Member] Corporate, Other And Eliminations [Member] Voice [Member]		Dec. 31, 2011 Predecessor [Member] Corporate, Other And Eliminations [Member] Voice [Member]		Mar. 31, 2013 Predecessor [Member] Corporate, Other And Eliminations [Member] Data [Member]	Jul. 10, 2013 Predecessor [Member] Corporate, Other And Eliminations [Member] Data [Member]	Dec. 31, 2012 Predecessor [Member] Corporate, Other And Eliminations [Member] Data [Member]		Dec. 31, 2011 Predecessor [Member] Corporate, Other And Eliminations [Member] Data [Member]		Mar. 31, 2013 Predecessor [Member] Corporate, Other And Eliminations [Member] Internet [Member]	Jul. 10, 2013 Predecessor [Member] Corporate, Other And Eliminations [Member] Internet [Member]	Dec. 31, 2012 Predecessor [Member] Corporate, Other And Eliminations [Member] Internet [Member]		Dec. 31, 2011 Predecessor [Member] Corporate, Other And Eliminations [Member] Internet [Member]		Mar. 31, 2013 Predecessor [Member] Corporate, Other And Eliminations [Member] Other Products or Services [Member]	Jul. 10, 2013 Predecessor [Member] Corporate, Other And Eliminations [Member] Other Products or Services [Member]	Dec. 31, 2012 Predecessor [Member] Corporate, Other And Eliminations [Member] Other Products or Services [Member]		Dec. 31, 2011 Predecessor [Member] Corporate, Other And Eliminations [Member] Other Products or Services [Member]
Segment Reporting Information [Line Items]
Net operating revenues	$ 8,875,000,000	$ 9,142,000,000	$ 7,749,000,000	$ 0	$ 0	$ 0	$ 16,891,000,000													$ 8,254,000,000			$ 15,642,000,000	$ 7,096,000,000	$ 13,579,000,000	$ 999,000,000	$ 1,797,000,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 159,000,000	$ 266,000,000	$ 770,000,000			$ 1,636,000,000	$ 0	$ 0	$ 0	$ 0	$ 352,000,000	$ 719,000,000	$ 62,000,000	$ 138,000,000	$ 345,000,000	$ 747,000,000	$ 11,000,000	$ 32,000,000	$ (149,000,000)	[1]			$ (387,000,000) [1]	$ 0 [1]	$ 0 [1]	$ 0 [1]	$ 0 [1]	$ (88,000,000) [1]	$ (240,000,000) [1]	$ (26,000,000) [1]	$ (69,000,000) [1]	$ (37,000,000) [1]	$ (81,000,000) [1]	$ 2,000,000 [1]	$ 3,000,000 [1]	$ 932,000,000	$ 8,877,000,000	$ 8,793,000,000	$ 9,005,000,000	$ 8,763,000,000	$ 8,843,000,000	$ 8,734,000,000	$ 18,602,000,000	$ 35,345,000,000	$ 33,679,000,000																										$ 8,089,000,000	$ 17,125,000,000	$ 32,355,000,000	$ 30,301,000,000	$ 7,143,000,000	$ 15,139,000,000	$ 28,624,000,000	[2]	$ 27,129,000,000	$ 813,000,000	$ 1,707,000,000	$ 3,248,000,000	$ 2,911,000,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 133,000,000	$ 279,000,000	$ 483,000,000	$ 261,000,000	$ 893,000,000	$ 1,901,000,000	$ 3,881,000,000	$ 4,326,000,000	$ 0	$ 0	$ 0	[2]	$ 0	$ 0	$ 0	$ 0	$ 0	$ 352,000,000	$ 771,000,000	$ 1,627,000,000	$ 1,915,000,000	$ 94,000,000	$ 188,000,000	$ 398,000,000	$ 460,000,000	$ 434,000,000	$ 913,000,000	$ 1,781,000,000	$ 1,878,000,000	$ 13,000,000	$ 29,000,000	$ 75,000,000	$ 73,000,000	$ (189,000,000) [1]	$ (424,000,000) [1]	$ (870,000,000)	[1]	$ (948,000,000)	[1]	$ 0 [1]	$ 0 [1]	$ 0	[1],[2]	$ 0	[1]	$ 0 [1]	$ 0 [1]	$ 0	[1]	$ 0	[1]	$ (99,000,000) [1]	$ (236,000,000) [1]	$ (515,000,000)	[1]	$ (643,000,000)	[1]	$ (46,000,000) [1]	$ (93,000,000) [1]	$ (176,000,000)	[1]	$ (163,000,000)	[1]	$ (47,000,000) [1]	$ (100,000,000) [1]	$ (190,000,000)	[1]	$ (151,000,000)	[1]	$ 3,000,000 [1]	$ 5,000,000 [1]	$ 11,000,000	[1]	$ 9,000,000	[1]
Segment Reporting Information, Total Net Operating Revenues	$ 8,875,000,000				$ 0	$ 0	$ 16,891,000,000	$ 7,096,000,000	$ 13,579,000,000	$ 999,000,000	$ 1,797,000,000	$ 264,000,000	$ 479,000,000	$ 36,000,000	$ 69,000,000	$ 308,000,000	$ 666,000,000	$ 172,000,000	$ 301,000,000	$ 8,254,000,000	$ 0	$ 0	$ 15,642,000,000													$ 617,000,000	$ 0	$ 0	$ 1,240,000,000													$ 4,000,000		$ 0	$ 0	$ 9,000,000															$ 8,793,000,000					$ 18,602,000,000	$ 35,366,000,000	$ 33,679,000,000	$ 7,143,000,000	$ 15,139,000,000	$ 28,624,000,000	[2]	$ 27,129,000,000	$ 813,000,000	$ 1,707,000,000	$ 3,248,000,000	$ 2,911,000,000	$ 253,000,000	$ 535,000,000	$ 1,112,000,000	$ 1,272,000,000	$ 48,000,000	$ 95,000,000	$ 222,000,000	$ 297,000,000	$ 387,000,000	$ 813,000,000	$ 1,591,000,000	$ 1,727,000,000	$ 149,000,000	$ 313,000,000	$ 569,000,000	$ 343,000,000	$ 8,089,000,000	$ 17,125,000,000	$ 32,355,000,000	$ 30,301,000,000																										$ 702,000,000	$ 1,471,000,000	$ 2,999,000,000	$ 3,370,000,000																										$ 2,000,000	$ 6,000,000	$ 12,000,000		$ 8,000,000

[1]	(1)Revenues eliminated in consolidation consist primarily of wireline services provided to the Wireless segment for resale to or use by wireless subscribers.
[2]	(2)Wireless services related to the Wireless segment for the Predecessor year ended December 31, 2012 excludes $21 million of hurricane-related contra-revenue charges reflected in net operating revenues in our consolidated statement of comprehensive loss.